Share-based Compensation - Summary of Restricted Share Units (Detail) - Long Term Incentive Plans [Member] - Restricted Share Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2018	6,411,610
Shares, Granted	3,552,823
Shares, Vested	3,083,601
Shares, Forfeited	369,268
Shares, Outstanding at December 31, 2018	6,511,564	6,411,610
Weighted average grant date fair value, Outstanding at January 1, 2018	$ 101.13
Weighted average grant date fair value, Granted	84.77	$ 115.05	$ 98.16
Weighted average grant date fair value, Vested	95.61
Weighted average grant date fair value, Forfeited	102.84
Weighted average grant date fair value, Outstanding at December 31, 2018	$ 94.73	$ 101.13